Related Parties - Components Of Service Agreement's Net Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Revenue from related parties	$ 6,400,000	$ 21,800,000
Harbinger Capital Partners | Affiliated Entity
Related Party Transaction [Line Items]
Expenses under service agreement	2,700,000	3,800,000
Revenue from related parties	300,000	0
Net related party activity	2,400,000	3,800,000
Harbinger Capital Partners | Affiliated Entity | Corporate
Related Party Transaction [Line Items]
Expenses under service agreement	1,900,000	2,500,000
Revenue from related parties	300,000	0
Net related party activity	1,600,000	2,500,000
Harbinger Capital Partners | Affiliated Entity | Operating Segments
Related Party Transaction [Line Items]
Expenses under service agreement	800,000	1,300,000
Revenue from related parties	0.0	0
Net related party activity	800,000	1,300,000
Harbinger Capital Partners | Office Space | Affiliated Entity
Related Party Transaction [Line Items]
Expenses under service agreement	2,600,000	3,200,000
Harbinger Capital Partners | Office Space | Affiliated Entity | Corporate
Related Party Transaction [Line Items]
Expenses under service agreement	1,800,000	2,000,000.0
Harbinger Capital Partners | Office Space | Affiliated Entity | Operating Segments
Related Party Transaction [Line Items]
Expenses under service agreement	800,000	1,200,000
Harbinger Capital Partners | Salaries And Benefits | Affiliated Entity
Related Party Transaction [Line Items]
Expenses under service agreement	100,000	500,000
Revenue from related parties	200,000	0
Harbinger Capital Partners | Salaries And Benefits | Affiliated Entity | Corporate
Related Party Transaction [Line Items]
Expenses under service agreement	100,000	400,000
Revenue from related parties	200,000	0
Harbinger Capital Partners | Salaries And Benefits | Affiliated Entity | Operating Segments
Related Party Transaction [Line Items]
Expenses under service agreement	0.0	100,000
Revenue from related parties	0.0	0
Harbinger Capital Partners | Other Operational Support | Affiliated Entity
Related Party Transaction [Line Items]
Expenses under service agreement	0	100,000
Revenue from related parties	100,000	0
Harbinger Capital Partners | Other Operational Support | Affiliated Entity | Corporate
Related Party Transaction [Line Items]
Expenses under service agreement	0	100,000
Revenue from related parties	100,000	0
Harbinger Capital Partners | Other Operational Support | Affiliated Entity | Operating Segments
Related Party Transaction [Line Items]
Expenses under service agreement	0	0.0
Revenue from related parties	$ 0.0	$ 0